Long-term Notes and Loans Payable - Summary of Loans Payable Balances as Follows (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [abstract]
Term Loan	$ 180,863
Interest payable	3,658
HHH Loan		$ 550
Total borrowings and interest payable	184,521	550
Less Short-term borrowings and interest payable	(15,046)
Total Long-term notes and loans payable	$ 169,475	$ 550